INCOME TAXES - Company's deferred tax assets and liabilities - (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Net operating losses	$ 59,960	$ 50,821
Tax credits	761	761
Depreciable assets	635	189
Intangible assets		431
Accruals and allowances	575	1,317
Stock-based compensation	83	62
Deferred revenue	27,962	19,370
Other	3,035	2,004
Total gross deferred tax assets	93,011	74,955
Less: Valuation allowance	(91,315)	(73,930)
Net deferred tax assets	1,696	1,025
Amortization of asset retirement obligation	(1,696)	(1,025)
Total gross deferred tax liabilities	(1,696)	(1,025)
Net deferred taxes	$ 1,696	$ 1,025